ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 24.4%
	AUSTRALIA — 0.0%[1]
1,818	Newcrest Mining Ltd.	$34,476
	BELGIUM — 0.2%
27,100	Colruyt S.A.	1,516,221
11,339	UCB S.A.	1,187,552
		2,703,773
	BERMUDA — 0.4%
34,077	Arch Capital Group Ltd.*	1,326,958
20,000	China Resources Gas Group Ltd.	119,944
4,531	Credicorp Ltd.*	548,750
2,589	Everest Re Group Ltd.	652,454
106,265	Hongkong Land Holdings Ltd.	506,080
18,282	IHS Markit Ltd.	2,059,650
10,000	Jardine Matheson Holdings Ltd.	639,195
7,321	RenaissanceRe Holdings Ltd.	1,089,511
		6,942,542
	BRAZIL — 0.0%[1]
35,926	Telefonica Brasil S.A. - ADR2	305,371
	CANADA — 0.3%
4,984	Agnico Eagle Mines Ltd.	301,283
10,151	Bank of Nova Scotia	660,526
21,616	Franco-Nevada Corp.	3,135,833
4,459	Toronto-Dominion Bank	312,353
		4,409,995
	CAYMAN ISLANDS — 0.8%
827	Alibaba Group Holding Ltd. - ADR*	187,547
101,110	ANTA Sports Products Ltd.	2,373,125
2,291	Baidu, Inc. - ADR*	467,135
412	BeiGene Ltd. - ADR*	141,394
82,000	Haitian International Holdings Ltd.	274,605
32,166	Huazhu Group Ltd. - ADR* [2]	1,698,687
9,011	iQIYI, Inc. - ADR*	140,391
164,500	Kingboard Holdings Ltd.	912,038
147,881	Li Ning Co., Ltd.	1,803,899
3,466	Noah Holdings Ltd. - ADR* [2]	163,595
996	Pinduoduo, Inc. - ADR*	126,512
40,350	Tencent Holdings Ltd.	3,038,053
24,830	Tencent Holdings Ltd. - ADR	1,869,699

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CAYMAN ISLANDS (Continued)
84,000	Tingyi Cayman Islands Holding Corp.[2]	$167,700
7,236	ZTO Express Cayman, Inc. - ADR	219,613
		13,583,993
	CHILE — 0.0%[1]
42,388	Enel Americas S.A. - ADR[2]	306,041
	CHINA — 0.3%
29,831	China Construction Bank Corp. - ADR[2]	466,259
925,380	China Construction Bank Corp. - Class H	726,149
175,500	China Merchants Bank Co., Ltd. - Class H	1,494,943
328,000	China Shenhua Energy Co., Ltd.	642,488
22,000	Fuyao Glass Industry Group Co., Ltd.	154,879
2,338,000	Industrial & Commercial Bank of China Ltd. - Class H	1,370,113
188,000	Jiangsu Expressway Co., Ltd. - Class H	212,772
43,200	Legend Holdings Corp. - Class H3	70,987
		5,138,590
	DENMARK — 0.5%
9,221	Coloplast A/S - Class B	1,513,933
5,130	Demant A/S*	289,098
10,181	DSV PANALPINA A/S	2,376,632
35,408	Novo Nordisk A/S - ADR	2,966,128
1,949	Novozymes A/S	147,052
7,059	Pandora A/S	952,358
		8,245,201
	FINLAND — 0.1%
7,117	Elisa OYJ	424,711
7,026	Kone Oyj - Class B	573,422
1,858	Neste Oyj	113,973
3,520	UPM-Kymmene Oyj	133,260
		1,245,366
	FRANCE — 0.7%
18,103	Cie Generale des Etablissements Michelin	2,889,155
29,663	Edenred	1,691,288
605	Hermes International	882,884
4,598	L'Oreal S.A.	2,053,439
255	Pernod Ricard S.A.	56,677
17,264	Safran S.A.	2,395,948
24,214	Worldline S.A./France* [3]	2,268,963
		12,238,354

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY — 0.1%
1,057	Beiersdorf A.G.	$127,586
55,595	Commerzbank A.G.*	394,818
1,271	Henkel A.G. & Co.	117,045
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,320,973
		1,960,422
	GUERNSEY — 0.2%
44,301	Amdocs Ltd.	3,427,125
	HONG KONG — 0.5%
41,846	BOC Hong Kong Holdings Ltd.	141,829
382,000	China Merchants Port Holdings Co., Ltd.	557,893
144,500	CLP Holdings Ltd.	1,428,072
2,177	Hang Lung Properties Ltd. - ADR[2]	26,538
51,210	Hang Seng Bank Ltd.	1,021,523
142,000	Henderson Land Development Co., Ltd.	671,980
233,000	HK Electric Investments and HK Electric Investments Ltd.[4]	236,106
888,000	HKT Trust and HKT Ltd.[4]	1,209,523
13,500	Link REIT	130,617
155,058	MTR Corp. Ltd.[2]	863,362
176,500	Power Assets Holdings Ltd.	1,083,015
87,000	Sun Hung Kai Properties Ltd.	1,292,990
284,400	Swire Properties Ltd.	847,136
		9,510,584
	INDIA — 0.3%
16,368	Dr Reddy's Laboratories Ltd. - ADR	1,203,212
183,781	Infosys Ltd. - ADR	3,894,319
32,272	Wipro Ltd. - ADR	252,044
		5,349,575
	IRELAND — 0.5%
5,404	Accenture PLC - Class A	1,593,045
8,954	Aon PLC - Class A2	2,137,857
9,438	Flutter Entertainment PLC* [2]	1,717,700
8,866	ICON PLC* [2]	1,832,691
28,374	Johnson Controls International PLC	1,947,308
1,301	Linde PLC	376,119
		9,604,720
	ISRAEL — 0.1%
1,078	Check Point Software Technologies Ltd.*	125,188

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL (Continued)
2,131	Elbit Systems Ltd.[2]	$276,498
8,283	Nice Ltd. - ADR* [2]	2,049,711
		2,451,397
	ITALY — 0.1%
28,198	Moncler S.p.A.	1,911,485
	JAPAN — 1.7%
3,600	ABC-Mart, Inc.	207,056
1,400	Bandai Namco Holdings, Inc.	96,893
18,500	Bridgestone Corp.	840,869
5,500	Canon, Inc.	124,311
14,700	Denso Corp.	1,002,415
15,871	FUJIFILM Holdings Corp.	1,173,954
5,700	Hamamatsu Photonics KK	343,363
3,800	Hirose Electric Co., Ltd.	555,919
900	Hoya Corp.	119,043
10,000	Itochu Corp.	288,547
2,800	Itochu Techno-Solutions Corp.	86,620
5,400	Japan Exchange Group, Inc.	120,290
188,880	Japan Post Bank Co., Ltd.	1,588,549
22,235	Japan Tobacco, Inc.	420,204
3,000	Kao Corp.	184,980
91,787	KDDI Corp.	2,859,687
200	Keyence Corp.	100,725
8,800	Kyocera Corp.	543,667
12,000	Kyowa Kirin Co., Ltd.	426,786
3,800	Lawson, Inc.	176,003
5,000	Makita Corp.	235,436
2,800	McDonald's Holdings Co. Japan Ltd.	123,387
36,000	Mitsubishi Electric Corp.	522,621
14,878	Mitsubishi UFJ Financial Group, Inc.	80,137
53,680	Mizuho Financial Group, Inc.	769,369
5,400	Murata Manufacturing Co., Ltd.	411,344
138,000	Nippon Steel Corp.	2,333,330
74,000	Nippon Telegraph & Telephone Corp.	1,934,744
66,948	Nippon Telegraph & Telephone Corp. - ADR[2]	1,753,536
5,800	Nissin Foods Holdings Co., Ltd.	417,641
2,700	Nitori Holdings Co., Ltd.	476,812
1,700	Nomura Research Institute Ltd.	56,145
800	Oriental Land Co., Ltd.	113,973
14,266	Otsuka Holdings Co., Ltd.	592,353

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
39,300	Recruit Holdings Co., Ltd.	$1,927,225
1,300	Rinnai Corp.	123,737
4,569	Secom Co., Ltd.	348,252
40,000	Sekisui House Ltd.	821,391
1,000	Shimano, Inc.	237,924
34	Shin-Etsu Chemical Co., Ltd.	5,687
44,000	Shizuoka Bank Ltd.	341,448
600	SMC Corp.	354,957
65,362	Softbank Corp.	854,608
4,200	Stanley Electric Co., Ltd.	121,343
23,700	Sumitomo Mitsui Financial Group, Inc.	816,986
3,200	Suntory Beverage & Food Ltd.	120,615
4,500	Toho Co., Ltd./Tokyo	185,544
7,006	Toyota Motor Corp.	612,423
14,500	Trend Micro, Inc.	759,271
600	Tsuruha Holdings, Inc.	69,831
4,300	Unicharm Corp.	173,205
2,100	Yakult Honsha Co., Ltd.	118,907
		29,074,063
	LUXEMBOURG — 0.1%
206,402	B&M European Value Retail S.A.	1,638,595
34,913	Tenaris S.A.	381,958
		2,020,553
	NETHERLANDS — 0.5%
19,819	Airbus S.E.*	2,553,735
3,627	ASML Holding N.V.	2,503,788
1,186	Ferrari N.V.	244,375
118,974	Koninklijke Ahold Delhaize N.V.	3,542,994
14,012	Koninklijke Ahold Delhaize N.V. - ADR	416,015
		9,260,907
	NEW ZEALAND — 0.0%[1]
174,948	Spark New Zealand Ltd.	587,247
	NORWAY — 0.0%[1]
3,840	Yara International A.S.A.	202,346
	PHILIPPINES — 0.0%[1]
5,236	PLDT, Inc. - ADR[2]	137,602
	SINGAPORE — 0.2%
12,622	DBS Group Holdings Ltd.	280,806

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
6,072	DBS Group Holdings Ltd. - ADR	$541,258
32,000	Oversea-Chinese Banking Corp. Ltd.	285,176
227,000	Singapore Telecommunications Ltd.	386,577
76,000	United Overseas Bank Ltd.	1,463,562
		2,957,379
	SOUTH KOREA — 0.1%
11,178	POSCO - ADR	858,135
4,334	Woori Financial Group, Inc. - ADR[2]	131,190
		989,325
	SPAIN — 0.2%
42,502	Cellnex Telecom S.A.[3]	2,710,832
6,851	Industria de Diseno Textil S.A.	241,887
		2,952,719
	SWEDEN — 0.2%
2,500	ICA Gruppen A.B.*	116,378
5,731	Industrivarden A.B. - A Shares	222,896
4,787	L E Lundbergforetagen A.B. - B Shares	308,956
69,240	Sandvik A.B.	1,770,443
68,547	Volvo A.B. - B Shares	1,651,943
		4,070,616
	SWITZERLAND — 1.3%
880	Alcon, Inc.	61,829
16	Chocoladefabriken Lindt & Spruengli A.G.	159,179
1,365	EMS-Chemie Holding A.G.	1,341,668
6,065	Garmin Ltd.	877,242
32,092	Julius Baer Group Ltd.	2,096,032
6,592	Kuehne + Nagel International A.G.	2,256,173
7,031	Logitech International S.A.[2]	850,188
7,504	Nestle S.A. - ADR	936,049
4,401	Novartis A.G. - ADR	401,547
2,044	Partners Group Holding A.G.	3,098,595
4,705	Roche Holding A.G.	1,773,023
14,816	Roche Holding A.G. - ADR	696,204
4,173	Schindler Holding A.G.	1,221,086
6,279	Sonova Holding A.G.	2,365,016
1,137	Swatch Group A.G.	390,463
6,028	Swisscom A.G.	3,444,331
227	Zurich Insurance Group A.G.	91,178
2,010	Zurich Insurance Group A.G. - ADR[2]	80,902
		22,140,705

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 1.0%
109,336	Chunghwa Telecom Co., Ltd. - ADR[2]	$4,445,602
54,000	MediaTek, Inc.	1,862,257
86,663	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	10,413,426
66,650	United Microelectronics Corp. - ADR[2]	629,842
		17,351,127
	UNITED KINGDOM — 0.3%
46,535	Berkeley Group Holdings PLC	2,958,916
5,848	Burberry Group PLC*	167,248
51,795	J Sainsbury PLC	194,950
103,052	Prudential PLC	1,960,644
5,302	RELX PLC	140,592
163,166	Wm Morrison Supermarkets PLC	556,820
		5,979,170
	UNITED STATES — 13.7%
1,027	Abbott Laboratories	119,060
14,177	Activision Blizzard, Inc.	1,353,053
6,887	Adobe, Inc.* [2]	4,033,302
7,272	Adtalem Global Education, Inc.*	259,174
12,168	Aflac, Inc.	652,935
1,099	Akamai Technologies, Inc.*	128,143
723	Alexion Pharmaceuticals, Inc.*	132,822
3,007	Align Technology, Inc.*	1,837,277
796	Allstate Corp.	103,830
2,526	Alphabet, Inc. - Class A*	6,167,962
2,796	Alphabet, Inc. - Class C*	7,007,671
3,043	Amazon.com, Inc.*	10,468,407
540	AMERCO	318,276
7,842	American Electric Power Co., Inc.	663,355
13,450	American Express Co.	2,222,344
2,948	American National Group, Inc.	437,925
14,566	Anthem, Inc.	5,561,299
56,105	Apple, Inc.	7,684,141
2,553	AptarGroup, Inc.	359,565
35,294	Ares Management Corp. - Class A	2,244,345
41,569	AT&T, Inc.	1,196,356
417	Atmos Energy Corp.	40,078
18,892	Avangrid, Inc.[2]	971,616
12,247	BancorpSouth Bank	346,958
6,902	Baxter International, Inc.	555,611
1,202	Becton, Dickinson and Co.	292,314

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,404	Berkshire Hathaway, Inc.*	$946,040
1,298	Biogen, Inc.*	449,458
1,736	Bio-Rad Laboratories, Inc. - Class A*	1,118,487
2,381	BlackRock, Inc.	2,083,304
24,716	Blackstone Group, Inc. - Class A	2,400,912
57,028	Boston Scientific Corp.*	2,438,517
2,720	C.H. Robinson Worldwide, Inc.	254,782
1,138	CBOE Global Markets, Inc.	135,479
21,514	CBRE Group, Inc. - Class A*	1,844,395
10,295	CDW Corp.	1,798,022
51,584	Cerner Corp.	4,031,805
28,430	Charles Schwab Corp.	2,069,988
3,405	Charter Communications, Inc. - Class A* [2]	2,456,537
2,871	Chemed Corp.	1,362,290
5,174	Church & Dwight Co., Inc.	440,928
66,193	Ciena Corp.*	3,765,720
28,313	Cisco Systems, Inc.	1,500,589
720	CME Group, Inc.[2]	153,130
5,859	CNX Resources Corp.*	80,034
2,337	Coca-Cola Co.	126,455
16,314	Comcast Corp. - Class A	930,224
3,107	Consolidated Edison, Inc.	222,834
41,890	Corning, Inc.	1,713,301
7,330	Corteva, Inc.	325,086
4,979	Costco Wholesale Corp.	1,970,041
8,322	Danaher Corp.	2,233,292
4,854	Datto Holding Corp.* [2]	135,135
24,020	Dolby Laboratories, Inc. - Class A	2,360,926
1,766	DTE Energy Co.	228,874
2,136	Duke Energy Corp.	210,866
6,912	Electronic Arts, Inc.	994,153
20,459	Eli Lilly & Co.[2]	4,695,750
7,022	EQT Corp.*	156,310
9,381	Exelon Corp.	415,672
4,786	Expeditors International of Washington, Inc.	605,908
3,699	Exxon Mobil Corp.	233,333
21,838	Facebook, Inc. - Class A*	7,593,291
2,414	Fastenal Co.	125,528
13,194	Fidelity National Information Services, Inc.	1,869,194
5,145	First Financial Bankshares, Inc.	252,774
2,407	First Financial Corp.	98,254

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
7,745	FleetCor Technologies, Inc.*	$1,983,185
22,256	Flowers Foods, Inc.[2]	538,595
17,241	Fortune Brands Home & Security, Inc.	1,717,376
11,797	Gentex Corp.	390,363
4,590	Gilead Sciences, Inc.	316,067
9,297	Global Payments, Inc.	1,743,559
3,200	Graco, Inc.	242,240
1,395	Hanover Insurance Group, Inc.	189,218
4,208	Healthcare Services Group, Inc.[2]	132,847
14,515	Hilton Worldwide Holdings, Inc.*	1,750,799
2,212	Home Depot, Inc.	705,385
76,837	Hormel Foods Corp.	3,668,967
2,122	Humana, Inc.	939,452
580	IDEX Corp.	127,629
76,191	Intel Corp.	4,277,363
4,849	Intuit, Inc.	2,376,835
2,731	Jack Henry & Associates, Inc.	446,546
21,650	JM Smucker Co.	2,805,191
14,903	Johnson & Johnson	2,455,120
21,042	JPMorgan Chase & Co.	3,272,873
5,122	Juniper Networks, Inc.[2]	140,087
5,872	KLA Corp.	1,903,761
2,724	Knight-Swift Transportation Holdings, Inc.[2]	123,833
17,552	Kroger Co.	672,417
6,463	Lancaster Colony Corp.	1,250,655
929	Landstar System, Inc.	146,801
19,639	Lennar Corp. - Class A2	1,951,135
11,883	LPL Financial Holdings, Inc.	1,603,967
3,835	Madison Square Garden Entertainment Corp.*	322,025
38,885	Marvell Technology, Inc.	2,268,162
7,604	Mastercard, Inc. - Class A	2,776,144
2,054	MAXIMUS, Inc.	180,690
842	McCormick & Co., Inc.	74,365
7,071	McDonald's Corp.	1,633,330
8,947	Merck & Co., Inc.	695,808
34,871	MetLife, Inc.	2,087,029
49,093	Microsoft Corp.	13,299,294
21,804	Monster Beverage Corp.*	1,991,795
25,382	Morgan Stanley	2,327,276
1,078	Morningstar, Inc.	277,165

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,858	Motorola Solutions, Inc.	$619,757
3,609	MSCI, Inc.	1,923,886
1,128	National HealthCare Corp.	78,847
569	Netflix, Inc.*	300,552
5,744	New York Times Co. - Class A	250,151
20,836	Newmont Corp.	1,320,586
844	NextEra Energy, Inc.	61,848
1,378	NIKE, Inc. - Class B	212,887
901	NVIDIA Corp.	720,890
428	NVR, Inc.*	2,128,572
1,256	Old Dominion Freight Line, Inc.	318,773
318	ONE Gas, Inc.[2]	23,570
894	Organon & Co.*	27,052
10,770	PayPal Holdings, Inc.*	3,139,240
6,841	PepsiCo, Inc.	1,013,631
61,378	Pfizer, Inc.	2,403,562
14,475	Pinnacle West Capital Corp.[2]	1,186,516
11,943	Procter & Gamble Co.	1,611,469
2,391	PROG Holdings, Inc.	115,079
1,748	Prosperity Bancshares, Inc.	125,506
28,827	Public Service Enterprise Group, Inc.	1,722,125
1,306	Public Storage - REIT	392,701
10,706	Republic Services, Inc.	1,177,767
2,143	ResMed, Inc.	528,292
3,545	Royal Gold, Inc.	404,485
5,425	S&P Global, Inc.[2]	2,226,691
11,677	salesforce.com, Inc.*	2,852,341
31,212	Schneider National, Inc. - Class B	679,485
509	Snowflake, Inc. - Class A*	123,076
4,142	Southern Copper Corp.	266,413
5,344	Stryker Corp.	1,387,997
7,363	Synopsys, Inc.*	2,030,642
22,315	Sysco Corp.	1,734,991
367	Take-Two Interactive Software, Inc.*	64,966
3,226	Target Corp.	779,853
1,641	Tesla, Inc.*	1,115,388
14,294	Texas Instruments, Inc.	2,748,736
8,011	TFS Financial Corp.[2]	162,623
10,664	TJX Cos., Inc.	718,967
9,514	Tootsie Roll Industries, Inc.[2]	322,620
3,674	Tradeweb Markets, Inc. - Class A	310,673

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
15,973	TransUnion	$1,753,995
31,419	Trustmark Corp.	967,705
940	Tyler Technologies, Inc.*	425,228
36,942	Uber Technologies, Inc.*	1,851,533
8,696	UnitedHealth Group, Inc.	3,482,226
13,965	Verizon Communications, Inc.	782,459
16,530	Visa, Inc. - Class A2	3,865,045
33,377	Walmart, Inc.	4,706,825
4,777	Walt Disney Co.*	839,653
2,460	Watsco, Inc.	705,134
2,132	WEC Energy Group, Inc.	189,641
13,903	Wells Fargo & Co.	629,667
34,736	Werner Enterprises, Inc.	1,546,447
2,264	World Wrestling Entertainment, Inc. - Class A2	131,063
10,910	Yum China Holdings, Inc.[2]	722,788
710	Zoom Video Communications, Inc. - Class A*	274,791
		239,998,192
	TOTAL COMMON STOCKS
	(Cost $303,584,533)	427,090,961
	EXCHANGE-TRADED FUND — 9.9%
1,682,116	iShares Edge MSCI Min Vol Global ETF[2]	173,022,452
	TOTAL EXCHANGE-TRADED FUND
	(Cost $143,995,252)	173,022,452
	OPEN-END MUTUAL FUNDS — 46.6%
2,995,280	AQR Large Cap Defensive Style Fund - Class R6	88,330,805
3,614,229	Baillie Gifford Emerging Markets Equities Fund - Class K	105,752,323
4,546,787	GMO Emerging Markets Fund - Class VI	171,277,479
15,189,191	GMO Quality Fund - Class VI5 6	451,118,973
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $607,912,682)	816,479,580
	PREFERRED STOCKS — 0.0%[1]
	GERMANY — 0.0%[1]
3,940	Fuchs Petrolub SE	191,738
1,239	Porsche Automobil Holding S.E.	133,007
	TOTAL PREFERRED STOCKS
	(Cost $254,817)	324,745

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	PRIVATE FUNDS[7] — 12.9%
	Bridgewater All Weather China, Ltd.[8]	$52,645,410
	GMO Equity Dislocation Fund, LP9	32,845,598
	RIEF Strategic Partners Fund LLC* [10]	140,994,087
	TOTAL PRIVATE FUNDS
	(Cost $238,000,000)	226,485,095
	SHORT-TERM INVESTMENTS — 6.6%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 0.6%
	Collateral Investments	10,110,100
	MONEY MARKET FUNDS — 6.0%
105,352,049	JPMorgan Prime Money Market Fund - Institutional Shares, 0.05%[11]	105,404,725
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $115,464,387)	115,514,825
	TOTAL INVESTMENTS — 100.4%
	(Cost $1,409,211,671)	1,758,917,658
	Liabilities in excess of other assets — (0.4)%	(6,557,783)
	TOTAL NET ASSETS — 100.0%	$1,752,359,875

*	Non-income producing security.
[1]	Rounds to less than 0.05%.
[2]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $26,775,159.
[3]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
[4]	Comprised of securities in separate entities or units of stapled securities that must be traded together.
[5]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[6]	Global equity fund.
[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[8]	The investment was acquired on 3/1/2021. The cost is $50,000,000.
[9]	The investment was acquired on 3/15/2021. The cost is $34,000,000.
[10]	The investment was acquired on 7/2/2018. The cost is $154,000,000.
[11]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 80.5%
	ALABAMA — 1.6%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 08/6/20211 2	$500,787
	Black Belt Energy Gas District
3,855,000	4.00%, 08/1/2047, Call 04/1/2022[1]	3,981,554
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	2,496,537
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	560,976
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[2]	1,305,164
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,984,842
1,500,000	Lower Alabama Gas District, 4.00%, 12/1/2050, Call 09/1/2025[1]	1,706,680
	Southeast Alabama Gas Supply District
1,000,000	4.00%, 06/1/2049, Call 03/1/2024[1]	1,097,707
1,710,000	0.91% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[3]	1,726,514
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,458,680
		18,819,441
	ARIZONA — 1.7%
	Arizona Health Facilities Authority
1,500,000	4.00%, 01/1/2043, Call 01/1/2022	1,529,073
500,000	5.00%, 02/1/2043, Call 02/1/2023	533,304
1,000,000	5.00%, 01/1/2044, Call 01/1/2024	1,097,932
	Arizona Industrial Development Authority
1,165,000	4.00%, 03/1/2027[4]	1,260,441
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	608,457
213,315	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	164,253
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	735,423
	Industrial Development Authority of the City of Phoenix
645,000	5.00%, 10/1/2036, Call 10/1/2026	761,649
1,000,000	5.00%, 06/1/2042, Call 06/1/2022	1,039,421
	Industrial Development Authority of the County of Pima
145,000	7.00%, 01/1/2022	146,499
500,000	6.75%, 03/1/2034, Call 03/1/2024	528,163
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[4]	351,715
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	1,110,865
	Maricopa County Industrial Development Authority
250,000	2.88%, 07/1/2021[4]	250,000
120,000	5.00%, 07/1/2039, Call 07/1/2029[4]	143,061
550,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	569,191

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$5,000,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/2045, Call 06/1/2025	$5,785,401
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,646,964
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	874,122
		20,135,934
	ARKANSAS — 0.2%
2,250,000	Arkansas Development Finance Authority, 4.50%, 09/1/2049, Call 09/1/20262 4	2,521,348
	CALIFORNIA — 7.1%
640,000	Anaheim Public Financing Authority, 5.00%, 05/1/2046, Call 05/1/2024	704,312
1,000,000	Bay Area Toll Authority, 1.28% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[3]	1,038,198
545,000	California Community Housing Agency, 5.00%, 02/1/2050, Call 02/1/2030[4]	633,624
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	112,567
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	184,789
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,684,928
5,000,000	4.00%, 08/15/2050, Call 08/15/2030	6,010,734
	California Municipal Finance Authority
200,000	6.63%, 01/1/2032, Call 01/1/2022[4]	201,992
500,000	7.00%, 06/1/2034, Call 06/1/2022	534,819
500,000	5.75%, 10/1/2034, Call 10/1/2021	502,795
905,000	5.00%, 10/1/2035, Call 10/1/2022	954,284
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,214,927
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	54,790
850,000	5.00%, 06/1/2046, Call 06/1/2026	962,044
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[2]	1,133,534
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 07/1/20222 4	1,057,528
	California School Finance Authority
50,000	5.00%, 08/1/2036, Call 08/1/2025[4]	59,166
650,000	5.00%, 08/1/2036, Call 08/1/2025[4]	738,289
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,403,964
100,000	5.00%, 08/1/2041, Call 08/1/2025[4]	118,332
900,000	5.00%, 08/1/2041, Call 08/1/2025[4]	1,016,156
500,000	5.00%, 10/1/2042, Call 10/1/2022[4]	515,889
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	385,214
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,136,864
	California Statewide Communities Development Authority
850,000	5.25%, 10/1/2043, Call 10/1/2024	980,476

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,500,000	5.25%, 12/1/2044, Call 12/1/2024	$1,701,681
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,135,939
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/20232	687,751
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	228,904
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	566,755
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,095,685
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[2]	1,881,098
1,000,000	5.00%, 05/15/2047, Call 05/15/2027[2]	1,216,723
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	322,485
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	759,796
1,250,000	Foothill-Eastern Transportation Corridor Agency, 4.00%, 01/15/2046, Call 01/15/2031	1,484,208
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,477,706
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,104,552
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 06/1/2037, Call 06/1/2022	2,080,198
2,000,000	5.25%, 06/1/2047, Call 06/1/2022	2,074,126
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,099,534
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,128,079
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,044,431
3,250,000	Los Angeles Unified School District, 4.00%, 07/1/2044, Call 07/1/2030	3,854,248
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	504,670
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	472,686
500,000	National City Community Development Commission, 7.00%, 08/1/2032, Call 08/1/2021	502,822
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	249,454
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	4,125,314
1,680,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,006,492
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,096,320
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	2,375,970
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	783,596
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,136,902
1,760,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	2,089,342

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	San Francisco City & County Airport Commission-San Francisco International Airport
$1,000,000	5.00%, 05/1/2039, Call 05/1/2029[2]	$1,253,674
2,500,000	5.00%, 05/1/2046, Call 05/1/2026[2]	2,965,471
2,000,000	5.00%, 05/1/2047, Call 05/1/2027	2,440,758
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,374,143
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	362,355
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	528,128
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,097,951
	Santa Ana Financing Authority, NATL-RE
415,000	6.25%, 07/1/2024	452,994
415,000	6.25%, 07/1/2024	453,024
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,073,557
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	722,142
1,390,000	5.00%, 11/1/2033	1,892,152
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,048,779
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	113,104
1,000,000	Westminster Redevelopment Agency Successor Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,018,361
		85,424,275
	COLORADO — 4.0%
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	553,067
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	660,544
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,234,711
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	676,632
500,000	5.00%, 12/1/2043, Call 12/1/2023	530,855
2,000,000	City & County of Denver Airport System Revenue, 5.25%, 12/1/2043, Call 12/1/2028[2]	2,492,569
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/202[5]	559,392
550,000	4.75%, 04/1/2030, Call 04/1/2022	560,284
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,103,887
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	520,429

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
$100,000	5.00%, 08/15/2034, Call 08/15/2024	$111,109
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,283,443
500,000	4.00%, 10/1/2039, Call 10/1/2024	531,156
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	583,914
500,000	5.00%, 06/1/2036, Call 06/1/2027	619,755
2,400,000	5.00%, 11/15/2041, Call 11/15/2031	3,187,163
500,000	8.00%, 08/1/2043, Call 02/1/2024	535,863
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,282,356
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	2,273,969
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	532,845
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	585,099
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,595,254
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	529,111
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	411,958
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,459,769
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,054,093
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	813,309
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	2,160,104
3,755	Mount Carbon Metropolitan District, 7.00%, 06/1/2043, Call 08/6/2021	3,756
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,171,837
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	1,103,273
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	518,668
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,783,018
161,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	161,839
4,335,000	State of Colorado, 4.00%, 12/15/2039, Call 12/15/2031	5,329,261
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	149,817
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	1,111,581
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	644,685
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,232,194
		47,652,569
	CONNECTICUT — 0.5%
1,685,000	City of Bridgeport , 5.00%, 06/1/2029	2,138,060
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 08/6/2021[2]	500,580

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CONNECTICUT (Continued)
$375,000	Connecticut State Health & Educational Facilities Authority, 5.00%, 06/1/2033, Call 06/1/2030	$490,792
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,162,082
1,250,000	State of Connecticut Special Tax Revenue, 4.00%, 05/1/2040, Call 05/1/2031	1,510,606
		5,802,120
	DELAWARE — 0.2%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	1,134,723
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,695,416
		2,830,139
	DISTRICT OF COLUMBIA — 1.9%
	District of Columbia
1,000,000	4.00%, 04/1/2033, Call 04/1/2026	1,162,965
1,500,000	5.00%, 06/1/2041, Call 06/1/2026	1,791,777
1,000,000	4.00%, 03/1/2045, Call 03/1/2030	1,189,294
2,000,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/2043, Call 04/1/2028	2,488,192
	Metropolitan Washington Airports Authority
1,000,000	5.00%, 10/1/2032, Call 10/1/2028[2]	1,266,174
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[2]	1,722,403
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	2,231,892
655,000	5.00%, 10/1/2044, Call 10/1/2024[2]	739,007
	Metropolitan Washington Airports Authority Aviation Revenue
1,335,000	4.00%, 10/1/2041, Call 10/1/2031[2]	1,609,454
500,000	4.00%, 10/1/2051, Call 10/1/2031[2]	593,248
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	886,266
615,000	6.50%, 10/1/2041, Call 10/1/2026	788,995
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	2,446,346
2,000,000	4.00%, 10/1/2049, Call 10/1/2029	2,313,476
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	604,869
875,000	4.00%, 10/1/2036, Call 10/1/2030	1,056,362
		22,890,720
	FLORIDA — 5.6%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,497,175
885,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	915,471
820,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	868,249

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	$112,154
	Capital Trust Agency, Inc.
500,000	4.38%, 06/15/2027[4]	533,592
705,000	5.35%, 07/1/2029, Call 08/6/2021	707,824
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	104,438
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	539,192
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	562,437
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,721,465
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	558,799
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	527,128
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[2]	1,163,915
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,758,739
1,500,000	County of Miami-Dade, 5.00%, 07/1/2043, Call 07/1/2026	1,788,574
	County of Miami-Dade Aviation Revenue
1,000,000	5.00%, 10/1/2030, Call 10/1/2024[2]	1,134,791
1,000,000	5.00%, 10/1/2032, Call 10/1/2024[2]	1,130,657
4,240,000	5.00%, 10/1/2033, Call 10/1/2024[2]	4,791,073
500,000	5.00%, 10/1/2049, Call 10/1/2029[2]	621,914
	County of Palm Beach
3,000,000	5.00%, 05/1/2028, Call 05/1/2026	3,635,440
175,000	5.00%, 04/1/2039, Call 04/1/2029[4]	199,157
500,000	County of St. Lucie, 0.03%, 09/1/2028, Call 07/6/20211	500,000
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	814,658
500,000	8.50%, 06/15/2044, Call 06/15/2023	558,258
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	935,315
1,710,000	6.50%, 01/1/2049, Call 08/6/20211 2 4	1,760,450
3,000,000	7.38%, 01/1/2049, Call 01/1/20242 [4]	3,300,897
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	596,093
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,051,622
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	532,211
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/15/2023[2]	1,059,307
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[2]	1,993,490
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,196,695

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[2]	$2,499,202
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,455,060
	Lake Ashton Community Development District
85,000	5.00%, 05/1/2025	92,714
400,000	5.00%, 05/1/2037, Call 05/1/2025	426,816
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,815,916
	Lee County Industrial Development Authority
100,000	5.75%, 06/15/2042, Call 06/15/2022	102,353
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	2,342,157
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	1,168,281
870,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	950,800
	Mediterra South Community Development District
85,000	5.10%, 05/1/2031, Call 05/1/2022	87,886
385,000	5.00%, 05/1/2034, Call 05/1/2023	392,460
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 11/15/2024	1,112,908
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	683,792
320,000	5.25%, 09/15/2044, Call 09/15/2024	346,635
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	119,173
	Palm Beach County Health Facilities Authority
330,000	6.75%, 06/1/2024, Call 06/1/2022	352,645
850,000	5.00%, 12/1/2031, Call 12/1/2024	983,069
500,000	5.00%, 11/1/2043, Call 11/1/2022	519,048
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	760,543
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	822,388
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,799,767
1,000,000	Sarasota County Public Hospital District, 5.00%, 07/1/2041, Call 07/1/2028	1,238,293
1,650,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	2,015,744
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	110,488
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,379,881
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	159,531
495,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	514,282
		67,423,012

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA — 1.7%
$1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	$1,302,275
	Brookhaven Development Authority
1,000,000	4.00%, 07/1/2044, Call 07/1/2029	1,178,923
5,000,000	4.00%, 07/1/2049, Call 07/1/2029	5,842,498
	Burke County Development Authority
1,500,000	2.05%, 10/1/2032[1]	1,509,923
500,000	2.25%, 10/1/2032[1]	517,129
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	1,127,350
1,000,000	3.00%, 11/1/2045[1]	1,039,526
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	603,438
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	1,105,351
500,000	George L Smith II Congress Center Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	600,540
110,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 08/6/2021	110,254
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,236,257
460,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	507,589
1,470,000	Main Street Natural Gas, Inc., 5.00%, 05/15/2034, Call 05/15/2029	1,815,681
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,857,078
		20,353,812
	GUAM — 0.2%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	548,403
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,093,663
	Territory of Guam
210,000	4.00%, 01/1/2036, Call 01/1/2031	244,252
455,000	4.00%, 1/1/2042, Call 1/1/2031	519,592
		2,405,910
	HAWAII — 0.4%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	515,198
2,800,000	State of Hawaii, 5.00%, 01/1/2038, Call 01/1/2028	3,457,901
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[2]	1,218,423
		5,191,522
	IDAHO — 0.3%
	Idaho Health Facilities Authority
300,000	4.38%, 07/1/2034, Call 07/1/2024[4]	327,975
1,040,000	5.00%, 12/1/2047, Call 12/1/2027	1,288,435
	Idaho Housing & Finance Association

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IDAHO (Continued)
$370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	$457,207
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	505,036
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	685,564
		3,264,217
	ILLINOIS — 8.7%
	Chicago Board of Education
1,000,000	0.00%, 12/1/2022	991,485
100,000	5.75%, 04/1/2034, Call 04/1/2027	124,984
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,265,733
180,000	5.00%, 04/1/2037, Call 04/1/2027	216,273
500,000	5.00%, 04/1/2038, Call 04/1/2028	614,605
500,000	5.25%, 12/1/2039, Call 12/1/2024	563,929
1,000,000	5.00%, 12/1/2039, Call 12/1/2030	1,285,910
575,000	5.00%, 12/1/2042, Call 12/1/2022	604,787
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,408,326
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,369,392
	Chicago O'Hare International Airport
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	614,693
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,865,449
680,000	Chicago Park District, 5.00%, 11/15/2024	775,437
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,999,713
	City of Chicago
900,000	4.84%, 04/15/2028, Call 01/16/2023[4]	934,686
1,000,000	5.25%, 01/1/2035, Call 08/6/2021	1,002,703
1,000,000	5.50%, 01/1/2035, Call 01/1/2025	1,144,338
880,000	6.00%, 01/1/2038, Call 01/1/2027	1,105,745
500,000	5.50%, 01/1/2040, Call 01/1/2025	569,321
900,000	5.00%, 01/1/2041, Call 01/1/2022	921,916
1,000,000	City of Chicago , 5.00%, 01/1/2027	1,217,403
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,056,964
	City of Chicago Wastewater Transmission Revenue
1,960,000	5.00%, 01/1/2028, Call 01/1/2022	2,006,743
665,000	5.00%, 01/1/2034, Call 01/1/2025	763,204
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	3,314,980
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,144,462
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,499,274
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,297,091
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,245,408

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$570,000	3.90%, 11/1/2036, Call 11/1/2027	$621,552
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	841,092
425,000	5.00%, 08/1/2027	523,499
500,000	5.00%, 08/1/2028, Call 08/1/2027	611,998
600,000	5.75%, 10/1/2032, Call 10/1/2022	621,518
670,000	5.00%, 03/1/2033, Call 03/1/2027	801,817
1,000,000	5.00%, 08/1/2033, Call 08/1/2024	1,143,013
315,000	5.00%, 02/15/2034, Call 02/15/2027	384,177
500,000	5.00%, 03/1/2034, Call 03/1/2027	597,803
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,271,873
225,000	5.00%, 02/15/2037, Call 08/15/2027	263,692
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	2,024,987
550,000	5.00%, 09/1/2042, Call 09/1/2024	614,006
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	2,220,441
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,432,277
1,135,000	4.00%, 06/1/2047, Call 06/1/2022	1,174,146
25,000	4.00%, 06/1/2047, Call 06/1/2022	25,862
630,000	4.00%, 06/1/2047, Call 06/1/2022	652,024
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,122,170
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,033,680
1,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 06/15/2024	1,108,104
1,000,000	Illinois State Toll Highway Authority, 5.00%, 01/1/2040, Call 01/1/2031	1,312,960
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,241,879
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	1,111,936
	Metropolitan Pier & Exposition Authority
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,695,946
530,000	5.00%, 06/15/2057, Call 12/15/2027	637,245
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	862,836
3,300,000	0.00%, 12/15/2030	2,723,404
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,671,176
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,292,478
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	517,029
3,000,000	Railsplitter Tobacco Settlement Authority, 5.00%, 06/1/2024	3,400,360
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,106,183
	Sales Tax Securitization Corp.

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$2,000,000	5.00%, 01/1/2034, Call 01/1/2028	$2,458,296
500,000	4.00%, 01/1/2038, Call 01/1/2030	592,084
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	874,626
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,158,636
	State of Illinois
750,000	5.38%, 05/1/2023	818,322
1,000,000	5.00%, 02/1/2025	1,152,927
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,645,646
1,000,000	5.00%, 11/1/2026	1,207,699
1,000,000	5.00%, 10/1/2031, Call 10/1/2030	1,291,784
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	2,108,045
660,000	5.00%, 03/1/2036, Call 03/1/2031	848,369
500,000	5.00%, 03/1/2037, Call 03/1/2022	514,925
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	1,145,245
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,630,436
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,219,505
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,743,773
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	656,331
1,415,000	Village of Brookfield, 0.03%, 06/1/2038, Call 07/6/2021[1]	1,415,000
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	1,311,945
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,064,132
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	442,860
250,000	0.00%, 01/1/2032	195,193
790,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	811,107
		103,895,003
	INDIANA — 1.3%
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022[2]	1,026,218
	Indiana Finance Authority
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,543,145
1,000,000	3.00%, 11/1/2030	1,078,986
1,000,000	3.00%, 11/1/2030	1,078,986
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,438,954
3,360,000	Indianapolis Local Public Improvement Bond Bank, 4.00%, 01/1/2041, Call 01/1/2031	4,015,112

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	INDIANA (Continued)
$1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	$2,225,423
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[2]	543,570
		15,950,394
	IOWA — 0.3%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,095,312
1,520,000	4.75%, 08/1/2042, Call 08/1/2022	1,568,413
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	505,890
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	601,421
		3,771,036
	KENTUCKY — 1.0%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	231,285
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,226,061
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,545,107
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	931,261
	Kentucky Public Energy Authority
2,600,000	4.00%, 01/1/2049, Call 10/1/2024[1]	2,888,750
1,950,000	4.00%, 12/1/2049, Call 03/1/2025[1]	2,196,515
1,500,000	4.00%, 02/1/2050, Call 11/1/2027[1]	1,788,334
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,212,189
		12,019,502
	LOUISIANA — 1.4%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,237,858
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,873,195
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,453,867
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,211,273
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 12/15/2023	538,943
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,131,456
885,000	6.50%, 07/1/2036, Call 07/1/2023[2] [4]	950,677
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,672,050
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	626,534
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[2]	1,777,037
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,514,485

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
	State of Louisiana
$1,200,000	5.00%, 09/1/2031, Call 09/1/2030	$1,604,490
1,000,000	4.00%, 09/1/2032, Call 09/1/2026	1,156,809
		16,748,674
	MAINE — 0.6%
	Maine Health & Higher Educational Facilities Authority
1,000,000	5.00%, 07/1/2028, Call 07/1/2027	1,221,668
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,955,859
700,000	5.00%, 07/1/2035, Call 07/1/2027	847,741
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	609,859
500,000	4.00%, 07/1/2039, Call 07/1/2031	603,409
1,510,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,889,549
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 08/6/2021[2]	500,787
		7,628,872
	MARYLAND — 1.4%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	3,055,824
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,581,522
1,330,000	County of Prince George's, 7.00%, 08/1/2048, Call 11/1/2026	1,596,803
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,749,611
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[2]	1,177,344
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,955,751
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,137,420
500,000	5.00%, 07/1/2045, Call 07/1/2025	565,646
	Maryland Stadium Authority
2,000,000	5.00%, 05/1/2046, Call 05/1/2026	2,426,865
340,000	5.00%, 05/1/2047, Call 05/1/2028	433,956
		16,680,742
	MASSACHUSETTS — 1.0%
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	133,833
1,500,000	Commonwealth of Massachusetts, 4.00%, 05/1/2036, Call 05/1/2028	1,770,146
	Massachusetts Development Finance Agency
2,000,000	5.00%, 07/1/2038[1]	2,240,721
1,000,000	4.00%, 07/1/2044, Call 01/1/2029	1,133,621
	Massachusetts Educational Financing Authority
300,000	5.50%, 01/1/2022, Call 07/19/2021	305,591
70,000	6.00%, 01/1/2028, Call 07/19/2021	71,297
1,000,000	5.00%, 07/1/2028[2]	1,253,337

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MASSACHUSETTS (Continued)
$200,000	4.25%, 07/1/2046, Call 07/1/20262	$213,828
3,000,000	Massachusetts School Building Authority, 5.00%, 08/15/2037, Call 08/15/2025	3,538,010
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,210,403
		11,870,787
	MICHIGAN — 2.8%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	560,681
685,000	Grand Rapids Public Schools, AGM, 5.00%, 05/1/2024	774,816
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,203,742
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	283,809
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 08/6/2021	259,182
3,500,000	4.50%, 10/1/2029, Call 10/1/2024	3,645,130
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,266,775
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,860,151
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,167,244
500,000	5.00%, 07/1/2035, Call 07/1/2025	582,762
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,634,122
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,075,737
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,204,951
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,671,924
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,634,713
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	1,148,325
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,566,416
2,000,000	Michigan State Hospital Finance Authority, 2.40%, 11/15/2047[1]	2,073,808
895,000	Michigan State Housing Development Authority, 1.14% (3-Month USD Libor+ 100 basis points), 04/1/2042, Call 08/6/20212 3	895,531
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/1/2022	255,203
500,000	Summit Academy, 6.38%, 11/1/2035, Call 08/6/2021	500,778
	Wayne County Airport Authority
2,000,000	5.00%, 12/1/2030, Call 12/1/2025[2]	2,345,236
1,500,000	5.00%, 12/1/2037, Call 12/1/2027	1,852,187
		33,463,223
	MINNESOTA — 0.5%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	281,064
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	79,422

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MINNESOTA (Continued)
$1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	$1,868,775
	Housing & Redevelopment Authority of The City of Saint Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,193,289
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,533,377
480,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	491,978
		5,447,905
	MISSISSIPPI — 0.0%6
500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 4	519,506
	MISSOURI — 0.8%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	86,145
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	755,685
685,000	5.00%, 01/1/2032, Call 01/1/2028	857,367
350,000	5.00%, 01/1/2034, Call 01/1/2028	435,876
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	765,265
445,000	5.00%, 10/1/2047, Call 10/1/2027	529,105
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,221,786
350,000	4.00%, 11/15/2049, Call 11/15/2027	396,938
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[2]	1,222,834
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[2]	1,267,727
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,625,184
		9,163,912
	NEBRASKA — 0.4%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	1,976,719
2,500,000	5.00%, 09/1/2032, Call 09/1/2022	2,636,228
250,000	5.25%, 09/1/2037, Call 09/1/2022	264,348
		4,877,295
	NEVADA — 1.5%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	288,222
800,000	Clark County School District, AGM, 5.00%, 06/15/2031, Call 06/15/2030	1,056,448
	County of Clark
2,520,000	5.00%, 6/1/2043, Call 6/1/2028	3,093,446
5,100,000	5.00%, 05/1/2048, Call 06/1/2028	6,227,433

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEVADA (Continued)
$1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	$1,112,135
1,000,000	Las Vegas Convention & Visitors Authority, 5.00%, 07/1/2043, Call 07/1/2028	1,217,571
	Las Vegas Valley Water District
2,025,000	5.00%, 06/1/2039, Call 12/1/2024	2,310,340
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,378,439
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	669,057
		18,353,091
	NEW HAMPSHIRE — 0.3%
491,106	New Hampshire Business Finance Authority, 4.13%, 01/20/2034	591,611
	New Hampshire Health and Education Facilities Authority Act
1,120,000	5.00%, 07/1/2037, Call 07/1/2027	1,322,381
215,000	5.00%, 08/1/2037, Call 02/1/2028	266,281
1,000,000	5.00%, 07/1/2041, Call 01/1/2028	1,238,135
		3,418,408
	NEW JERSEY — 2.9%
4,000,000	Garden State Preservation Trust, AGM, 5.75%, 11/1/2028	4,932,799
	New Jersey Economic Development Authority
465,000	5.13%, 09/15/2023, Call 08/20/2022[2]	491,669
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,616,875
890,000	3.13%, 07/1/2029, Call 07/1/2027	898,200
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	1,063,671
100,000	5.00%, 07/15/2032, Call 07/15/2027	117,342
500,000	5.00%, 07/1/2033, Call 07/1/2027	593,908
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	307,339
880,000	5.00%, 06/15/2036, Call 12/15/2026	1,056,285
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	382,738
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,133,064
	New Jersey Health Care Facilities Financing Authority
500,000	5.75%, 07/1/2037, Call 08/6/2021	501,659
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,359,226
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	619,596
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	926,811
4,095,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/20242	4,344,852
	New Jersey Transportation Trust Fund Authority
1,800,000	0.00%, 12/15/2030	1,498,059
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	2,308,592
530,000	4.00%, 06/15/2036, Call 06/15/2031	636,157

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$500,000	5.00%, 06/15/2040, Call 12/15/2030	$638,041
500,000	4.00%, 06/15/2042, Call 06/15/2032	563,894
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,493,988
805,000	5.00%, 06/15/2044, Call 06/15/2024	896,273
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	1,195,750
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,990,859
2,000,000	Union County Utilities Authority, County Guarantee, 5.25%, 12/1/2031, Call 12/1/2021[2]	2,041,262
		34,608,909
	NEW MEXICO — 0.2%
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	844,646
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,071,543
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 08/6/2021[4]	1,077,056
		2,993,245
	NEW YORK — 7.0%
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	470,642
1,035,000	City of Long Beach , 5.00%, 09/1/2027	1,254,652
	City of New York
2,000,000	5.00%, 03/1/2026, Call 03/1/2024	2,242,684
2,000,000	5.00%, 04/1/2040, Call 04/1/2028	2,465,000
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	1,134,289
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	1,143,271
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	1,024,191
	Metropolitan Transportation Authority
3,000,000	5.00%, 09/1/2021	3,023,502
1,240,000	5.00%, 05/15/2022	1,291,521
2,000,000	5.00%, 11/15/2033, Call 05/15/2028	2,481,711
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	728,474
2,000,000	New York City Transitional Finance Authority Building Aid Revenue, SAW, 5.00%, 07/15/2037, Call 07/15/2028	2,524,062
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,500,000	4.00%, 11/1/2037, Call 05/1/2031	1,825,149
1,250,000	4.00%, 11/1/2038, Call 05/1/2031	1,517,241
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	1,191,492
	New York City Water & Sewer System
1,500,000	5.00%, 06/15/2032, Call 06/15/2027	1,857,830
5,000,000	5.00%, 06/15/2047, Call 12/15/2022	5,350,461

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$2,025,000	5.00%, 06/15/2048, Call 12/15/2027	$2,500,218
730,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	805,587
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,441,855
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,258,608
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	1,108,297
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,685,867
	New York State Dormitory Authority
5,000,000	4.00%, 02/15/2038, Call 02/15/2030	5,968,504
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	1,155,193
2,000,000	5.00%, 02/15/2044, Call 02/15/2025	2,295,841
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,147,534
500,000	4.00%, 07/1/2048, Call 07/1/2031	599,297
	New York State Urban Development Corp.
1,500,000	4.00%, 03/15/2045, Call 09/15/2030	1,775,000
2,000,000	4.00%, 03/15/2046, Call 03/15/2030	2,346,265
	New York Transportation Development Corp.
3,000,000	5.00%, 10/1/2035, Call 10/1/2030[2]	3,897,389
1,000,000	5.25%, 01/1/2050, Call 07/1/2024[2]	1,132,237
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	263,404
500,000	5.00%, 07/1/2045, Call 07/1/2025	556,811
	Port Authority of New York & New Jersey
1,000,000	4.00%, 07/15/2040, Call 07/15/2030[2]	1,191,053
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	5,329,915
	Triborough Bridge & Tunnel Authority
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,746,213
3,405,000	5.00%, 11/15/2049, Call 11/15/2030	4,400,163
4,000,000	5.00%, 05/15/2051, Call 05/15/2031	5,221,156
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	1,076,053
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	826,105
810,000	Western Nassau County Water Authority, 4.00%, 04/1/2051, Call 04/1/2031	970,462
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	338,746
		83,563,945
	NORTH CAROLINA — 0.4%
	North Carolina Medical Care Commission
2,000,000	5.00%, 12/1/2033, Call 12/1/2022	2,119,726
715,000	4.00%, 09/1/2046, Call 09/1/2028	830,159
1,000,000	University of North Carolina at Chapel Hill, 5.00%, 02/1/2045	1,518,622
		4,468,507

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NORTH DAKOTA — 0.2%
$600,000	County of Burleigh, 4.38%, 04/15/2026	$633,541
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	2,283,258
		2,916,799
	OHIO — 1.5%
1,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	1,169,016
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	1,014,254
830,000	City of Akron, 5.00%, 12/1/2026	933,977
400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	409,741
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	1,180,602
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	810,180
2,000,000	County of Hamilton, 5.00%, 09/15/2045, Call 03/15/2030	2,504,867
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	547,833
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,796,042
2,665,000	Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/2037, Call 02/15/2028	3,279,475
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,835,136
750,000	Ohio Water Development Authority Water Pollution Control Loan Fund, 4.38%, 06/1/2033[1]	769,941
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,050,757
		18,301,821
	OKLAHOMA — 0.6%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	1,087,696
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,200,845
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,191,176
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[2]	1,224,965
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	2,230,628
		6,935,310
	OREGON — 0.4%
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	1,200,306
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,144,101
45,000	5.00%, 10/1/2046, Call 10/1/2026	54,848
720,000	5.00%, 10/1/2046, Call 10/1/2026	832,588
	Port of Portland Airport Revenue

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OREGON (Continued)
$450,000	4.00%, 07/1/2040, Call 07/1/2030	$540,618
1,000,000	5.00%, 07/1/2044, Call 07/1/2029[2]	1,243,508
		5,015,969
	PENNSYLVANIA — 3.3%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	355,455
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	103,041
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	107,835
780,000	5.38%, 10/15/2042, Call 10/15/2022	814,660
	Coatesville School District, AGM SAW
105,000	5.00%, 08/1/2022	110,461
1,020,000	5.00%, 08/1/2022	1,068,800
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	2,244,978
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,228,625
2,180,000	County of Chester, 4.00%, 11/15/2032, Call 11/15/2027	2,574,470
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	457,022
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	301,941
1,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, 5.63%, 07/1/2036, Call 07/1/2022	1,045,659
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	810,107
	Montgomery County Industrial Development Authority
1,100,000	5.00%, 11/15/2028, Call 05/15/2022	1,146,731
400,000	5.00%, 11/15/2029, Call 05/15/2022	416,993
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,722,964
	Pennsylvania Economic Development Financing Authority
250,000	6.40%, 12/1/2038, Call 09/1/2025	244,686
300,000	10.00%, 12/1/2040, Call 06/1/2030[4]	326,321
300,000	10.00%, 12/1/2040, Call 06/1/20302 4	326,321
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	1,173,905
1,000,000	Pennsylvania Higher Educational Facilities Authority, 5.00%, 08/15/2027	1,256,484
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,151,161
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,461,251
500,000	5.00%, 12/1/2041, Call 06/1/2026	597,747
2,000,000	5.00%, 12/1/2043, Call 12/1/2028	2,475,154
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	1,183,403

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$1,000,000	5.00%, 12/1/2047, Call 12/1/2027	$1,216,766
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	963,392
500,000	8.00%, 01/1/2033, Call 01/1/2023	556,588
500,000	6.88%, 06/15/2033, Call 06/15/2023	553,777
850,000	4.00%, 11/1/2037, Call 11/1/2029	1,003,617
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	1,102,916
300,000	Quakertown General Authority, 4.00%, 07/1/2022	300,625
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,192,545
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	1,080,275
2,090,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,598,914
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,281,405
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	324,339
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	593,930
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	550,696
		39,025,960
	PUERTO RICO — 0.1%
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	1,732,675
	RHODE ISLAND — 0.3%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,826,006
1,000,000	Rhode Island Health & Educational Building Corp., 6.00%, 09/1/2033, Call 09/1/2023	1,124,936
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	734,477
		3,685,419
	SOUTH CAROLINA — 1.2%
1,000,000	City of Columbia Waterworks & Sewer System Revenue, 5.00%, 02/1/2043, Call 02/1/2023	1,076,536
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,341,097
1,500,000	Patriots Energy Group Financing Agency, 4.00%, 10/1/2048, Call 11/1/2023[1]	1,628,520
	South Carolina Jobs-Economic Development Authority
500,000	0.00%, 02/1/2035, Call 02/1/20232 4 5	200,000
1,000,000	5.00%, 11/1/2043, Call 05/1/2028	1,221,317
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,486,376

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
	South Carolina Public Service Authority
$730,000	5.00%, 12/1/2055, Call 06/1/2025	$840,059
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,198,042
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,630,651
		14,622,598
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,433,949
	TENNESSEE — 0.6%
1,220,000	Chattanooga-Hamilton County Hospital Authority, 5.00%, 10/1/2044, Call 10/1/2024	1,367,320
2,000,000	Johnson City Health & Educational Facilities Board, 5.00%, 08/15/2042, Call 08/15/2022	2,083,449
	Knox County Health Educational & Housing Facility Board
365,000	0.00%, 05/1/2025, Call 11/1/20244 5	151,475
45,000	0.00%, 05/1/2034[5]	18,675
	Tennessee Energy Acquisition Corp.
1,000,000	5.63%, 09/1/2026	1,224,355
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,061,820
1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	1,698,504
		7,605,598
	TEXAS — 7.8%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	93,687
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	360,511
	Central Texas Regional Mobility Authority
1,000,000	5.00%, 01/1/2036, Call 01/1/2031	1,312,705
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,407,084
2,000,000	City of Arlington, AGM, 5.00%, 02/15/2048, Call 02/15/2028	2,422,875
	City of Austin Airport System Revenue
1,000,000	5.00%, 11/15/2035, Call 11/15/2026[2]	1,206,843
2,250,000	5.00%, 11/15/2044, Call 11/15/2024[2]	2,548,086
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,201,695
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	283,176
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,146,551
	City of Houston Airport System Revenue
1,000,000	4.75%, 07/1/20242	1,048,982
750,000	5.00%, 07/15/2035, Call 07/15/20252	834,724
500,000	City of Houston Hotel Occupancy Tax & Special Revenue, 5.25%, 09/1/2028, Call 09/1/2021	503,310

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,085,000	City of Houston TX Combined Utility System Revenue, 4.00%, 11/15/2041, Call 11/15/2031	$1,332,706
1,425,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[4]	1,485,140
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	928,078
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 08/15/2022	518,065
100,000	4.40%, 12/1/2047, Call 12/1/2022	103,146
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,619,063
5,000,000	County of Travis, 5.00%, 03/1/2036, Call 03/1/2029	6,403,315
3,000,000	Dallas/Fort Worth International Airport, 5.00%, 11/1/2042, Call 11/1/2021[2]	3,047,653
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,126,104
300,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	333,633
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,237,526
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,249,495
3,000,000	Harris County Cultural Education Facilities Finance Corp., 4.00%, 10/1/2036, Call 10/1/2029	3,576,743
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,376,025
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	509,508
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/1/20212 4	529,064
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	671,411
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,125,843
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,154,300
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	459,007
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,663,987
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,682,575
830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	867,331
1,050,000	North Texas Municipal Water District, 5.00%, 06/1/2024	1,193,739
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,240,611
1,000,000	Red River Health Facilities Development Corp., 0.00%, 12/15/2047, Call 12/1/2021* 5	700,000
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 08/1/2021	1,004,225
290,000	5.50%, 08/1/2027	364,173
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	2,012,701
	State of Texas

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$2,000,000	5.00%, 10/1/2026, Call 10/1/2025	$2,386,674
2,515,000	5.00%, 10/1/2036, Call 10/1/2025	2,965,129
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,084,506
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,178,249
1,430,000	5.00%, 07/1/2043, Call 01/1/2029	1,759,726
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,771,210
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	662,888
1,920,000	6.25%, 12/15/2026	2,262,980
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	588,589
1,110,000	5.00%, 12/31/2040, Call 12/31/2025[2]	1,263,347
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,774,932
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	546,607
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,768,762
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,446,419
1,550,000	4.00%, 10/15/2038, Call 10/15/2029	1,879,544
5,000,000	5.00%, 04/15/2049, Call 10/15/2028	6,280,252
	Town of Westlake
300,000	5.50%, 09/1/2025	309,247
200,000	6.13%, 09/1/2035, Call 09/1/2025	208,195
1,200,000	Uptown Development Authority, 5.00%, 9/1/2036, Call 9/1/2026	1,381,381
		93,404,033
	UTAH — 0.4%
	Salt Lake City Corp. Airport Revenue
1,200,000	5.00%, 07/1/2026[2]	1,444,491
1,000,000	5.25%, 07/1/2048, Call 07/1/2028[2]	1,228,194
	Utah Charter School Finance Authority
1,100,000	4.50%, 07/15/2027[4]	1,184,447
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	561,680
		4,418,812
	VERMONT — 0.1%
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022[2]	1,459,403
	VIRGINIA — 1.2%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	429,000
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,191,387
665,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 08/6/20212 4	667,411

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	$2,506,701
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,246,939
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,269,700
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,877,929
	Virginia Small Business Financing Authority
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	136,324
2,000,000	5.00%, 07/1/2049, Call 01/1/2022[2]	2,045,754
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[2]	2,100,983
		14,472,128
	WASHINGTON — 3.4%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,375,413
1,500,000	County of King Sewer Revenue, 5.00%, 07/1/2047, Call 01/1/2025	1,700,899
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	732,765
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,027,988
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,636,470
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,527,059
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,797,749
105,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	128,977
	Port of Seattle
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[2]	1,833,851
2,000,000	5.00%, 08/1/2046, Call 08/1/2031[2]	2,562,538
	State of Washington
1,695,000	5.00%, 08/1/2036, Call 08/1/2029	2,195,409
2,000,000	5.00%, 08/1/2037, Call 08/1/2023	2,191,423
1,435,000	5.00%, 07/1/2039, Call 07/1/2028	1,788,215
1,000,000	5.00%, 06/1/2040, Call 06/1/2026	1,196,645
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	2,066,079
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	2,163,868
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,894,660
195,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 07/22/2021	196,930
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	595,674
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	2,049,262
500,000	5.00%, 08/1/2038, Call 08/1/2029	628,092

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$2,500,000	1.16% (1-Month USD Libor+ 110 basis points), 01/1/2042, Call 01/1/2022[3]	$2,506,919
	Washington State Convention Center Public Facilities District
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,211,694
1,250,000	5.00%, 07/1/2058, Call 07/1/2028	1,507,565
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,200,705
		40,716,849
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,156,808
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,243,350
		2,400,158
	WISCONSIN — 1.2%
	Public Finance Authority
435,000	5.00%, 07/1/20222	452,137
890,000	4.00%, 07/1/2027, Call 07/1/2024	950,784
500,000	5.75%, 02/1/2035, Call 02/1/2025	531,647
535,000	5.00%, 07/1/2037, Call 07/1/2024	574,881
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	1,156,061
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	541,627
500,000	5.75%, 04/1/2042, Call 04/1/2022	516,633
1,000,000	5.00%, 07/1/2042, Call 07/1/2022[2]	1,035,775
165,000	6.00%, 07/15/2042, Call 07/15/2022	171,358
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	501,816
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,086,400
390,000	4.00%, 07/1/2046, Call 01/1/2031	451,758
345,000	6.38%, 01/1/2048, Call 01/1/2028[4]	287,996
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	233
7,085	0.00%, 01/1/20474 5	221
7,034	0.00%, 01/1/20484 5	217
6,984	0.00%, 01/1/20494 5	211
6,882	0.00%, 01/1/20504 5	200
7,540	0.00%, 01/1/20514 5	216
194,116	0.00%, 07/1/20514 5	136,470
7,490	0.00%, 01/1/20524 5	206
7,388	0.00%, 01/1/20534 5	200
7,338	0.00%, 01/1/20544 5	194
7,237	0.00%, 01/1/20554 5	187
7,135	0.00%, 01/1/20564 5	182
7,085	0.00%, 01/1/20574 5	176

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$6,984	0.00%, 01/1/20584 5	$170
6,933	0.00%, 01/1/20594 5	166
6,882	0.00%, 01/1/20604 5	160
6,781	0.00%, 01/1/20614 5	154
6,730	0.00%, 01/1/20624 5	149
6,629	0.00%, 01/1/20634 5	144
6,579	0.00%, 01/1/20644 5	141
6,528	0.00%, 01/1/20654 5	136
6,427	0.00%, 01/1/20664 5	127
83,706	0.00%, 01/1/20674 5	1,548
	University of Wisconsin Hospitals & Clinics
1,405,000	5.00%, 04/1/2038, Call 04/1/2023	1,523,598
1,000,000	5.00%, 04/1/2043, Call 10/1/2028	1,238,703
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,622,444
		14,785,426
	TOTAL MUNICIPAL BONDS
	(Cost $891,137,347)	967,090,882
	COMMON STOCK — 0.1%
32,339	Energy Harbor Corp.*	1,180,374
	TOTAL COMMON STOCK
	(Cost $965,130)	1,180,374

Number of Shares
	CLOSED-END MUTUAL FUNDS — 0.8%
18,027	BlackRock Long-Term Municipal Advantage Trust	$245,347
53,753	BlackRock MuniVest Fund, Inc.	517,104
31,817	BlackRock MuniYield Quality Fund, Inc.	532,935
72,299	BNY Mellon Municipal Income, Inc.	673,104
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,048,757
30,359	BNY Mellon Strategic Municipals, Inc.	272,320
15,444	DTF Tax-Free Income, Inc.	231,660
87,593	DWS Municipal Income Trust	1,071,262
17,462	Invesco Advantage Municipal Income Trust II	213,211
17,008	Invesco Municipal Opportunity Trust	231,309
23,118	Invesco Municipal Trust	317,179
11,819	Invesco Trust for Investment Grade Municipals	165,702
8,572	Neuberger Berman Municipal Fund, Inc.	137,924
37,184	Pioneer Municipal High Income Advantage Trust	458,851
123,034	Pioneer Municipal High Income Trust	1,596,981
108,960	Western Asset Managed Municipals Fund, Inc.	1,476,408

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
8,866	Western Asset Municipal Partners Fund, Inc.	$145,934
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $9,139,084)	9,335,988
	OPEN-END MUTUAL FUND — 1.2%
938,117	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	13,912,274
	TOTAL OPEN-END MUTUAL FUND
	(Cost $13,002,749)	13,912,274
	PRIVATE FUNDS[7] — 13.6%
	MacKay Municipal Credit Opportunities Fund, LP* [8]	28,382,988
	MacKay Municipal Opportunities Fund, LP* [9]	135,472,122
	TOTAL PRIVATE FUNDS
	(Cost $127,624,952)	163,855,110
	SHORT-TERM INVESTMENT — 3.3%
39,893,954	JPMorgan Prime Money Market Fund - Institutional Shares, 0.05%[10]	39,913,901
	TOTAL SHORT-TERM INVESTMENT
	(Cost $39,913,260)	39,913,901
	TOTAL INVESTMENTS — 99.5%
	(Cost $1,081,782,522)	1,195,288,529
	Other assets less liabilities — 0.5%	5,655,661
	TOTAL NET ASSETS — 100.0%	$1,200,944,190

*	Non-income producing security.
[1]	Variable rate security.
[2]	Alternative Minimum Tax eligible security.
[3]	Floating rate security.
[4]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
[5]	Security is in default.
[6]	Rounds to less than 0.05%.
[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[8]	The investment was acquired on 3/1/2016. The cost is $19,752,111.
[9]	The investment was acquired on 3/1/2016. The cost is $107,872,842.
[10]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AGM-CR — Assured Guaranty Municipal Custodial Receipts

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

GTY — Guaranty

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 57.6%
	ALTERNATIVE DIVERSIFIERS — 6.5%
6,801,224	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	$72,229,001
855,877	GMO SGM Major Markets Fund - Class VI	27,088,496
		99,317,497
	CORE/ALTERNATIVE DIVERSIFIERS — 51.1%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV1	393,789,555
1,041,050	GMO Global Asset Allocation Fund - Class III	38,373,115
14,753,224	JPMorgan Global Allocation Fund - Class R6	344,192,719
		776,355,389
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $783,140,688)	875,672,886
	EXCHANGE-TRADED FUND — 13.7%
	REAL ASSET — 13.7%
6,198,814	iShares Gold Trust*	208,962,020
	TOTAL EXCHANGE-TRADED FUND
	(Cost $198,999,500)	208,962,020
	PRIVATE FUNDS[2] — 22.4%
	ALTERNATIVE DIVERSIFIERS — 13.8%
	Elliott Associates, LP - Class C* [3]	9,936,911
	Millennium International, Ltd. - Class GG* [4]	40,760,336
	Millennium International, Ltd. - Sub-Class GG-C1* [5]	36,522,524
	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A* [6]	121,863,714
		209,083,485
	CORE DIVERSIFIER — 8.6%
	All Weather Portfolio Limited* [7]	130,653,496
		130,653,496
	TOTAL PRIVATE FUNDS
	(Cost $286,064,430)	339,736,981
	SHORT-TERM INVESTMENT — 5.2%
78,479,081	JPMorgan Prime Money Market Fund - Institutional Shares, 0.05%[8]	78,518,321
	TOTAL SHORT-TERM INVESTMENT
	(Cost $78,503,327)	78,518,321

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Value
TOTAL INVESTMENTS — 98.9%
(Cost $1,346,707,945)	1,502,890,208
Other assets less liabilities — 1.1%	16,167,211
TOTAL NET ASSETS — 100.0%	$1,519,057,419

*	Non-income producing security.
[1]	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.
[2]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[3]	The investment was acquired on 1/2/2020. The cost is $9,377,800.
[4]	The investment was acquired on 1/4/2021. The cost is $31,913,792.
[5]	The investment was acquired on 10/1/2020. The cost is $35,000,000.
[6]	The investment was acquired on 2/26/2018. The cost is $108,000,000. Moderately liquid investment. For redemption terms, please refer to Note 2, Fair Value Measurements and Disclosures, in the Notes to the Schedules of Investments.
[7]	The investment was acquired on 5/1/2018. The cost is $101,772,838.
[8]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 98.8%
	CORE — 89.1%
3,607,600	DoubleLine Total Return Bond Fund - I Class	$38,024,099
9,259,230	MetWest Total Return Bond Fund - Plan Class[1]	95,370,066
2,506,250	PIMCO Income Fund - Institutional Class	30,300,566
1,344,086	River Canyon Total Return Bond Fund, Class Institutional	14,919,355
716,053	Vanguard Total Bond Market Index Fund - Institutional Class	8,098,562
		186,712,648
	OPPORTUNISTIC — 9.7%
688,594	GMO Emerging Country Debt Fund - Class IV	18,247,736
344,410	Vanguard High-Yield Corporate Fund - Admiral Shares	2,063,015
		20,310,751
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $203,154,777)	207,023,399
	SHORT-TERM INVESTMENT — 1.3%
2,611,416	JPMorgan Prime Money Market Fund - Institutional Shares, 0.05%[2]	2,612,722
	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,612,359)	2,612,722
	TOTAL INVESTMENTS — 100.1%
	(Cost $205,767,136)	209,636,121
	Liabilities in excess of other assets — (0.1)%	(156,959)
	TOTAL NET ASSETS — 100.0%	$209,479,162

[1]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[2]	The rate is the annualized seven-day yield at period end.

ASPIRIANT TRUST

Notes to schedules of investments

June 30, 2021 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following four diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”, together with the Equity Allocation Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on March 29, 2018. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund, the Defensive Allocation Fund, and the Taxable Bond Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies).

The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the fair value factors provided by an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock
Australia	$—	$34,476	$—	$—	$34,476
Belgium	—	2,703,773	—	—	2,703,773
Bermuda	5,677,323	1,265,219	—	—	6,942,542
Brazil	305,371	—	—	—	305,371
Canada	4,409,995	—	—	—	4,409,995
Cayman Islands	5,014,573	8,569,420	—	—	13,583,993
Chile	306,041	—	—	—	306,041
China	466,259	4,672,331	—	—	5,138,590
Denmark	2,966,128	5,279,073	—	—	8,245,201
Finland	—	1,245,366	—	—	1,245,366
France	—	12,238,354	—	—	12,238,354
Germany	—	1,960,422	—	—	1,960,422
Guernsey	3,427,125	—	—	—	3,427,125
Hong Kong	26,538	9,484,046	—	—	9,510,584
India	5,349,575	—	—	—	5,349,575
Ireland	7,887,020	1,717,700	—	—	9,604,720
Israel	2,451,397	—	—	—	2,451,397
Italy	—	1,911,485	—	—	1,911,485
Japan	1,753,536	27,320,527	—	—	29,074,063
Luxembourg	—	2,020,553	—	—	2,020,553
Netherlands	660,390	8,600,517	—	—	9,260,907
New Zealand	—	587,247	—	—	587,247
Norway	—	202,346	—	—	202,346
Philippines	137,602	—	—	—	137,602
Singapore	541,258	2,416,121	—	—	2,957,379
South Korea	989,325	—	—	—	989,325
Spain	—	2,952,719	—	—	2,952,719

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Sweden	—	4,070,616	—	—	4,070,616
Switzerland	3,903,961	18,236,744	—	—	22,140,705
Taiwan	15,488,870	1,862,257	—	—	17,351,127
United Kingdom	—	5,979,170	—	—	5,979,170
United States	239,998,192	—	—	—	239,998,192
Exchange-Traded Fund	173,022,452	—	—	—	173,022,452
Open-End Mutual Funds	816,479,580	—	—	—	816,479,580
Preferred Stocks
Germany	—	324,745	—	—	324,745
Private Funds	—	—	—	226,485,095	226,485,095
Short-Term Investments	105,504,725	10,010,100	—	—	115,514,825
Total Investments	$1,396,767,236	$135,665,327	$—	$226,485,095	$1,758,917,658

There were no transfers into or out of level 3 for the Equity Allocation Fund during the period ended June 30, 2021.

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of June 30, 2021:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds - Long/Short Equity (a)	$173,839,685	N/A	Indefinite	Bi-monthly - Monthly	3 Business Days – 2 Months	N/A
Risk Parity (b)	52,645,410	N/A	Indefinite	Monthly	1 Month	N/A
	$226,485,095	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

(b)	This category includes the funds that hold a diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of June 30, 2021:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	8.0%	Long/Short Equity	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$967,090,882	$—	$—	$967,090,882
Common Stock	1,180,374	—	—	—	1,180,374
Closed-End Mutual Funds	9,335,988	—	—	—	9,335,988
Open-End Mutual Fund	13,912,274	—	—	—	13,912,274
Private Funds	—	—	—	163,855,110	163,855,110
Short-Term Investment	39,913,901	—	—	—	39,913,901
Total Investments	$64,342,537	$967,090,882	$—	$163,855,110	$1,195,288,529

There were no transfers into or out of level 3 for the Municipal Bond Fund during the period ended June 30, 2021.

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of June 30, 2021:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds - Fixed Income Relative-Value (a)	$163,855,110	N/A	Indefinite	Monthly - Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of total fund’s assets
	$163,855,110	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of June 30, 2021:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
MacKay Municipal Opportunities Fund, LP	11.3%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Alternative Diversifiers	$99,317,497	$—	$—	$—	$99,317,497
Core/Alternative Diversifiers	776,355,389	—	—	—	776,355,389
Exchange-Traded Fund:
Real Asset	208,962,020	—	—	—	208,962,020
Private Funds:
Alternative Diversifiers	—	—	—	209,083,485	209,083,485
Core Diversifier	—	—	—	130,653,496	130,653,496
Short-Term Investment	78,518,321	—	—	—	78,518,321
Total Investments	$1,163,153,227	$—	$—	$339,736,981	$1,502,890,208

There were no transfers into or out of level 3 for the Defensive Allocation Bond Fund during the period ended June 30, 2021.

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of June 30, 2021:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds –
Merger Arbitrage (a)	$121,863,714	N/A	Indefinite	Daily	3 business days	N/A
Multi-Strategy (b)	87,219,771	$29,436,464	Indefinite	Quarterly-Semi-annual	60-90 calendar days	1) 0%-20% fund-level gate.

2) 5%-12.5% investor-level gate per cycle.

						3) Commitment lock-up of the earlier of (a) July 1, 2022 or (b) the date that is six months after the call date on which the commitment is fully drawn.
Risk Parity (c)	130,653,496	N/A	Indefinite	Monthly	5-10 business days	N/A
	$339,736,981	$29,436,464

(a)	This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.

(b)	This category includes the funds that intend to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.

(c)	This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of June 30, 2021:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class A	8.0%	Merger Arbitrage	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Daily	N/A
All Weather Portfolio Limited	8.6%	Risk Parity	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Funds:
Core	$186,712,648	$—	$—	$186,712,648
Opportunistic	20,310,751	—	—	20,310,751
Short-Term Investment	2,612,722	—	—	2,612,722
Total Investments	$209,636,121	$—	$—	$209,636,121

There were no transfers into or out of level 3 for the Taxable Bond Fund during the period ended June 30, 2021.